[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                        CAPITAL GROWTH FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN CAPITAL GROWTH FUND

Capital Growth Fund closed to new investors on February 22, 2002.

--------------------------------------------------------------------------------
OBJECTIVE

Capital Growth Fund's objective is long-term growth of capital. Effective April 1, 2002, Capital Growth Fund's objective is to maximize long-term returns.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Capital Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o        employing a long-term, low turnover approach to investing.

o        attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest-cost shares when selling appreciated stocks, in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                             1 FUND PROFILE - First American Capital Growth Fund

FIRST AMERICAN CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

28.22%     25.84%     -11.86%    -23.86%
--------------------------------------------------------------------------------
 1998       1999        2000       2001

Best Quarter:
Quarter ending      December 31, 1998      29.76%

Worst Quarter:
Quarter ending      March 31, 2001        (20.11)%

AVERAGE ANNUAL TOTAL RETURNS                   Inception      Year                      Since
AS OF 12/31/01(1)                                   Date   to Date(2)    One Year   Inception
---------------------------------------------------------------------------------------------
Capital Growth Fund                              8/18/97      (4.20)%    (23.86)%       3.07%
---------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)                                  (2.59)%    (20.42)%       4.59%
---------------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Index(4)                    0.79%     (12.70)%       7.13%
---------------------------------------------------------------------------------------------

(1)On 9/24/01, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(3)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 8/31/97.

(4)The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.65%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.34%
Total Annual Fund Operating Expenses                                                      0.99%
Waiver of Fund Expenses(2)                                                               (0.09)%
NET EXPENSES(2)                                                                           0.90%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $306
 5 years                                                                    $538
10 years                                                                  $1,204


                             2 FUND PROFILE - First American Capital Growth Fund

FIRST AMERICAN CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                             3 FUND PROFILE - First American Capital Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                        RELATIVE VALUE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN RELATIVE VALUE FUND

Relative Value Fund closed to new investors on February 22, 2002.

--------------------------------------------------------------------------------
OBJECTIVE

Relative Value Fund's objective is to maximize after-tax total return from capital appreciation plus income. Effective April 1, 2002, Relative Value Fund's objective is to maximize total return from capital appreciation plus income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks.

The advisor selects companies that it believes represent the best values within each industry sector as indicated by the following characteristics and which are undervalued relative to the stocks comprising the Russell 1000 Index.

o        price/earning ratios.

o        book value.

o        assets to liabilities ratio.

The advisor selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative models, together with economic forecasts and assessments of the risk and volatility of the company's industry. The advisor assesses the earnings and dividend growth prospects of the various companies' stocks and then considers the risk and volatility of the companies' industries. The advisor also considers other factors such as product position or market share.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to moderate amount of dividend income. Among the main strategies used in the tax-efficient management of the fund are the following:

o        employing a long-term, low turnover approach to investing.

o attempting to avoid net realized short-term gains (taxed as ordinary income).

o        selling stocks trading below cost to realize losses (when appropriate).

o        selecting tax-favored share lots when selling appreciated stocks.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                             1 FUND PROFILE - First American Relative Value Fund

FIRST AMERICAN RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

18.50%      7.42%      -2.89%     -5.14%
--------------------------------------------------------------------------------
 1998       1999        2000       2001

Best Quarter:
Quarter ending      December 31, 1998      21.37%

Worst Quarter:
Quarter ending      September 30, 2001    (12.22)%

AVERAGE ANNUAL TOTAL RETURNS                 Inception      Year                      Since
AS OF 12/31/01(1)                                 Date   to Date(2)    One Year   Inception
-------------------------------------------------------------------------------------------
Relative Value Fund                            8/18/97        2.26%     (5.14)%       5.33%
-------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)                                   4.09%     (5.59)%       7.88%
-------------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Value Index(4)                    1.32%    (11.68)%       6.42%
-------------------------------------------------------------------------------------------

(1)On 9/24/01, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on 12/11/00 and, prior to that was a separate series of Firstar Stellar Funds, Inc.

(2)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(3)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 8/31/97.

(4)The Standard & Poor's/BARRA 500 Value Index is an unmanaged capitalization weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's 500 Composite Index with low price-to-book ratios. The since inception performance of the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.65%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.30%
Total Annual Fund Operating Expenses                                                      0.95%
Waiver of Fund Expenses(2)                                                               (0.05)%
NET EXPENSES(2)                                                                           0.90%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $298
 5 years                                                                    $520
10 years                                                                  $1,161


                             2 FUND PROFILE - First American Relative Value Fund

FIRST AMERICAN RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                             3 FUND PROFILE - First American Relative Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                          EQUITY INDEX FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN EQUITY INDEX FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                               1 FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

36.97%    22.44%   32.84%   28.56%   20.41%   -9.58%   -12.13%
--------------------------------------------------------------------------------
 1995      1996     1997     1998     1999     2000      2001

Best Quarter:
Quarter ending      December 31, 1998        21.39%

Worst Quarter:
Quarter ending      September 30, 2001      (14.74)%

AVERAGE ANNUAL TOTAL RETURNS                 Inception      Year                                    Since
AS OF 12/31/01                                    Date   to Date(1)    One Year    Five Years   Inception
---------------------------------------------------------------------------------------------------------
Equity Index Fund                               2/4/94        0.20%    (12.13)%        10.32%      13.62%
---------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                      0.28%    (11.88)%        10.70%      14.21%
---------------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the index is for the period from 1/1/02 to 3/31/02.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.25%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.29%
Total Annual Fund Operating Expenses                                                      0.54%
Waiver of Fund Expenses(2)                                                               (0.17)%
NET EXPENSES(2)                                                                           0.37%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.37%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $38
 3 years                                                                    $156
 5 years                                                                    $284
10 years                                                                    $660


                               2 FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                               3 FUND PROFILE - First American Equity Index Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                  LARGE CAP
                                GROWTH FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                           1 FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.78%    23.23%    21.61%    24.05%    38.04%    -17.40%   -31.64%
--------------------------------------------------------------------------------
 1995      1996      1997      1998      1999       2000      2001

Best Quarter:
Quarter ending      December 31, 1999       22.71%

Worst Quarter:
Quarter ending      March 31, 2001         (25.29)%

AVERAGE ANNUAL TOTAL RETURNS                Inception      Year                                  Since
AS OF 12/31/01                                   Date   to Date(1)   One Year   Five Years   Inception
------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                          8/2/94      (4.60)%   (31.64)%        3.29%       9.85%
------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                               (2.59)%   (20.42)%        8.27%      13.29%
------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                    0.28%    (11.88)%       10.70%      14.91%
------------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 8/31/94.

(3)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 8/31/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.65%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.29%
Total Annual Fund Operating Expenses                                                      0.94%
Waiver of Fund Expenses(2)                                                               (0.04)%
NET EXPENSES(2)                                                                           0.90%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $295
 5 years                                                                    $516
10 years                                                                  $1,151


                           2 FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                           3 FUND PROFILE - First American Large Cap Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                  LARGE CAP
                                 VALUE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o        exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                            1 FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.23%     29.47%     22.80%     9.99%     8.20%     0.46%    -7.71%
--------------------------------------------------------------------------------
 1995       1996       1997      1998      1999      2000      2001

Best Quarter:
Quarter ending      December 31, 1998        16.64%

Worst Quarter:
Quarter ending      September 30, 1998      (13.85)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception       Year                                    Since
AS OF 12/31/01                                          Date    to Date(1)    One Year    Five Years   Inception
----------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                                  2/4/94         0.69%     (7.71)%         6.27%      11.50%
----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(2)                                          4.09%     (5.59)%        11.13%      13.99%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                             0.28%    (11.88)%        10.70%      14.19%
----------------------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(2)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard and Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 2/28/94.

(3)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.65%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.30%
Total Annual Fund Operating Expenses                                                      0.95%
Waiver of Fund Expenses(2)                                                               (0.05)%
NET EXPENSES(2)                                                                           0.90%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $298
 5 years                                                                    $520
10 years                                                                  $1,161


                            2 FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                            3 FUND PROFILE - First American Large Cap Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                    MID CAP
                                  CORE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN MID CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Core Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Core Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index (S&P 400 Index). This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of the date of the fund's most recent prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $278 million to $10.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                               1 FUND PROFILE - First American Mid Cap Core Fund

FIRST AMERICAN MID CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 7.22%  8.02%  -2.01%   29.64%  18.87%  17.42%   4.91%   2.53%   25.60%   -3.41%
--------------------------------------------------------------------------------
 1992   1993    1994     1995    1996    1997    1998    1999     2000     2001

Best Quarter:
Quarter ending      December 31, 1999        24.27%

Worst Quarter:
Quarter ending      September 30, 2001      (19.85)%

AVERAGE ANNUAL TOTAL RETURNS             Inception      Year
AS OF 12/31/01(1)                             Date   to Date(2)   One Year   Five Years   Ten Years
---------------------------------------------------------------------------------------------------
Mid Cap Core Fund                         12/28/89        3.65%    (3.41)%        8.91%      10.38%
---------------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index(3)                     6.72%    (0.61)%       16.11%      15.02%
---------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Mid Cap Core Fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund. Institutional (Class Y) shares were not offered until 1/10/95. Performance prior to that date is that of the original class of shares offered by the Firstar fund, which did not have a distribution or shareholder servicing fee.

(2)Year to date performance for the fund and the index is for the period from 1/1/02 to 3/31/02.

(3)An unmanaged, capitalization weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.70%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.32%
Total Annual Fund Operating Expenses                                                      1.02%
Waiver of Fund Expenses(2)                                                               (0.07)%
NET EXPENSES(2)                                                                           0.95%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.95%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $97
 3 years                                                                    $318
 5 years                                                                    $556
10 years                                                                  $1,241


                               2 FUND PROFILE - First American Mid Cap Core Fund

FIRST AMERICAN MID CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                               3 FUND PROFILE - First American Mid Cap Core Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                    MID CAP
                                GROWTH FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of the fund's most recent prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $32 million to $20.5 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                             1 FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

10.84%    55.02%     3.84%    -29.05%
--------------------------------------------------------------------------------
 1998      1999      2000       2001

Best Quarter:
Quarter ending      December 31, 1999        47.87%

Worst Quarter:
Quarter ending      September 30, 2001      (28.64)%

AVERAGE ANNUAL TOTAL RETURNS         Inception        Year                    Since
AS OF 12/31/01(1),(2)                     Date    to Date(3)   One Year   Inception
-----------------------------------------------------------------------------------
Mid Cap Growth Fund                    2/18/97       (4.99)%   (29.05)%       9.11%
-----------------------------------------------------------------------------------
Russell Midcap Growth Index(4)                       (1.77)%   (20.15)%       8.85%
-----------------------------------------------------------------------------------
Russell Midcap Index(5)                               4.25%     (5.61)%      10.98%
-----------------------------------------------------------------------------------

(1)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(3)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(4)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 2/28/97.

(5)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.70%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.34%
Total Annual Fund Operating Expenses                                                      1.04%
Waiver of Fund Expenses(2)                                                               (0.09)%
NET EXPENSES(2)                                                                           0.95%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.95%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $97
 3 years                                                                    $322
 5 years                                                                    $565
10 years                                                                  $1,262


                             2 FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                             3 FUND PROFILE - First American Mid Cap Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                    MID CAP
                                 VALUE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of the fund's most recent prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $32 million to $20.5 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o        exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                              1 FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

20.30%    32.34%    24.53%    -12.96%     -6.00%     21.27%    -0.28%
--------------------------------------------------------------------------------
 1995      1996      1997       1998       1999       2000      2001

Best Quarter:
Quarter ending      June 30, 1997            17.97%

Worst Quarter:
Quarter ending      September 30, 1998      (30.80)%

AVERAGE ANNUAL TOTAL RETURNS        Inception      Year                                  Since
AS OF 12/31/01                           Date   to Date(1)   One Year   Five Years   Inception
----------------------------------------------------------------------------------------------
Mid Cap Value Fund                     2/4/94        8.11%    (0.28)%        4.26%       9.25%
----------------------------------------------------------------------------------------------
Russell Midcap Value Index(2)                        7.90%     2.33%        11.46%      13.53%
----------------------------------------------------------------------------------------------
Russell Midcap Index(3)                              4.25%    (5.61)%       11.39%      13.23%
----------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(2)An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Value Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 2/28/94.

(3)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.70%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.32%
Total Annual Fund Operating Expenses                                                      1.02%
Waiver of Fund Expenses(2)                                                               (0.07)%
NET EXPENSES(2)                                                                           0.95%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.95%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $97
 3 years                                                                    $318
 5 years                                                                    $556
10 years                                                                  $1,241


                              2 FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                              3 FUND PROFILE - First American Mid Cap Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                  SMALL CAP
                                  CORE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN SMALL CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Core Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Core Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's Small Cap 600 Index (S&P Small Cap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of the date of the fund's most recent prospectus, market capitalizations of companies in the S&P Small Cap 600 Index ranged from approximately $54 million to $3.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or small-cap stocks may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                             1 FUND PROFILE - First American Small Cap Core Fund

FIRST AMERICAN SMALL CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

23.59%   2.52%   17.24%   10.98%   20.79%  -7.77%   17.10%   20.04%   12.39%
--------------------------------------------------------------------------------
 1993    1994     1995     1996     1997    1998     1999     2000     2001

Best Quarter:
Quarter ending      December 31, 2001        27.52%

Worst Quarter:
Quarter ending      September 30, 1998      (24.71)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception      Year                                  Since
AS OF 12/31/01(1)                                       Date   to Date(2)   One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------------------
Small Cap Core Fund                                   5/6/92        4.37%     12.39%       11.97%      13.42%
-------------------------------------------------------------------------------------------------------------
Standard & Poor's SmallCap 600 Index(3)                             6.97%      6.54%       10.66%      12.09%
-------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Small Cap Core Fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2)Year to date performance for the fund and the index is for the period from 1/1/02 to 3/31/02.

(3)An unmanaged, capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations. The since inception performance of the index is calculated from 5/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                            None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                        None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------
Management Fees                                                                            0.70%
Distribution and Service (12b-1) Fees                                                       None
Other Expenses                                                                             0.29%
Total Annual Fund Operating Expenses                                                       0.99%
Waiver of Fund Expenses(2)                                                                (0.03)%
NET EXPENSES(2)                                                                            0.96%
-------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.96%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $98
 3 years                                                                    $312
 5 years                                                                    $544
10 years                                                                  $1,210


                             2 FUND PROFILE - First American Small Cap Core Fund

FIRST AMERICAN SMALL CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                             3 FUND PROFILE - First American Small Cap Core Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                  SMALL CAP
                                GROWTH FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of the fund's most recent prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $39 million to $2.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                           1 FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

67.21%    -5.69%    -20.42%
--------------------------------------------------------------------------------
 1999      2000       2001

Best Quarter:
Quarter ending      December 31, 1999        51.50%

Worst Quarter:
Quarter ending      September 30, 2001      (28.92)%

AVERAGE ANNUAL TOTAL RETURNS         Inception      Year                      Since
AS OF 12/31/01(1)                         Date   to Date(2)    One Year   Inception
-----------------------------------------------------------------------------------
Small Cap Growth Fund                  7/31/98      (5.52)%    (20.42)%       9.13%
-----------------------------------------------------------------------------------
Russell 2000 Growth Index(3)                        (1.96)%     (9.23)%       1.58%
-----------------------------------------------------------------------------------
Russell 2000 Index(4)                                3.98%       2.48%        5.93%
-----------------------------------------------------------------------------------

(1)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(3)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison, because its composition better matches the funds investment objective and strategies. The since inception performance for the index is calculated from 7/31/98.

(4)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance for the index is calculated from 7/31/98.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.70%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.30%
Total Annual Fund Operating Expenses                                                      1.00%
Waiver of Fund Expenses(2)                                                               (0.02)%
NET EXPENSES(2)                                                                           0.98%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $316
 5 years                                                                    $550
10 years                                                                  $1,223


                           2 FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                           3 FUND PROFILE - First American Small Cap Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                                  SMALL CAP
                                 VALUE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small- capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of the fund's most recent prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $39 million to $2.9 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o        exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                            1 FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

26.81%  22.80%   0.01%  47.33%   20.36%  20.37%  -8.26%   6.24%  20.43%   5.21%
--------------------------------------------------------------------------------
 1992    1993    1994    1995     1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending        March 31, 1991          33.25%

Worst Quarter:
Quarter ending        September 30, 1998     (23.17)%

AVERAGE ANNUAL TOTAL RETURNS       Inception       Year
AS OF 12/31/01(1)                       Date    to Date(2)   One Year   Five Years   Ten Years
----------------------------------------------------------------------------------------------
Small Cap Value Fund                  1/1/88        10.01%      5.21%        8.26%      15.10%
----------------------------------------------------------------------------------------------
Russell 2000 Value Index(3)                          9.58%     13.98%       11.20%      15.10%
----------------------------------------------------------------------------------------------
Russell 2000 Index(4)                                3.98%      2.48%        7.51%      11.50%
----------------------------------------------------------------------------------------------

(1)Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(3)An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies.

(4)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.70%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.31%
Total Annual Fund Operating Expenses                                                      1.01%
Waiver of Fund Expenses(2)                                                               (0.03)%
NET EXPENSES(2)                                                                           0.98%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $318
 5 years                                                                    $555
10 years                                                                  $1,233


                            2 FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                            3 FUND PROFILE - First American Small Cap Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                         INTERNATIONAL FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN INTERNATIONAL FUND

--------------------------------------------------------------------------------
OBJECTIVE

International Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o        that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                              1 FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 9.59%    10.36%     4.88%    17.91%    50.93%    -15.35%    -23.38%
--------------------------------------------------------------------------------
 1995      1996      1997      1998      1999       2000       2001

Best Quarter:
Quarter ending      December 31, 1999        27.60%

Worst Quarter:
Quarter ending      September 30, 1998      (16.98)%

AVERAGE ANNUAL TOTAL RETURNS                    Inception      Year                                    Since
AS OF 12/31/01(1)                                    Date   to Date(2)    One Year    Five Years   Inception
------------------------------------------------------------------------------------------------------------
International Fund                                 4/4/94      (0.52)%    (23.38)%         3.90%       5.09%
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International Europe,
Australasia, Far East Index(3)                                  0.57%     (21.21)%         1.17%       3.04%
------------------------------------------------------------------------------------------------------------

(1)On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the fund's assets. On 9/24/01, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both sub-advised by Clay Finlay Inc. Performance history prior to 9/24/01 represents that of the Firstar International Growth Fund.

(2)Year to date performance for the fund and the indices is for the period from 1/1/02 to 3/31/02.

(3)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           1.10%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.28%
Total Annual Fund Operating Expenses                                                      1.38%
Waiver of Fund Expenses(2)                                                               (0.03)%
NET EXPENSES(2)                                                                           1.35%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.35%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $137
 3 years                                                                    $434
 5 years                                                                    $752
10 years                                                                  $1,654


                              2 FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2001, Clay Finlay had more than $5.1 billion in assets under management.

The fund is managed by a team of persons associated with Clay Finlay.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                              3 FUND PROFILE - First American International Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- BOND FUNDS


                            BOND IMMDEX(TM)
                                       FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN BOND IMMDEX(TM) FUND

--------------------------------------------------------------------------------
OBJECTIVE

Bond IMMDEX(TM) Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Bond IMMDEX(TM) Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in a combination of:

o securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

o        corporate debt obligations.

o debt obligations issued by foreign governments and other foreign issuers.

o        mortgage- and asset-backed securities.

The investment advisor attempts to make the fund's duration, return and overall interest rate sensitivity comparable to that of the Lehman Brothers Government/Credit Bond Index. The Lehman Index is a good proxy for measuring the return and other characteristics of the fixed-rate debt market. However, the fund is not an index fund and may invest a substantial portion of its assets in securities not included in the index.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

During normal market conditions, the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities comparable to that of the Lehman Index. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISK OF UNDERPERFORMING THE INDEX. While the advisor believes purchasing securities which are not in the Lehman Index or not consistent with the "mix" of the Lehman Index provides the opportunity to achieve an enhanced gross return compared to the Lehman Index, the advisor may err in its choices of securities or portfolio mixes. Furthermore, because of the smaller number of issues held by the fund compared to the Lehman Index, material events affecting the fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the fund to a greater degree than such events will influence the Lehman Index.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                            1 FUND PROFILE - First American Bond IMMDEX(TM) Fund

FIRST AMERICAN BOND IMMDEX(TM) FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 7.56%  10.96%  -3.06%  19.55%   3.08%   9.43%   9.43%  -1.36%  11.88%   6.96%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending      June 30, 1995        6.65%

Worst Quarter:
Quarter ending      March 31, 1994      (2.90)%

AVERAGE ANNUAL TOTAL RETURNS          Inception      Year
AS OF 12/31/01(1)                          Date   to Date(2)   One Year   Five Years   Ten Years
------------------------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund                   12/29/89      (1.12)%      6.96%        7.11%       7.23%
------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(3)                    (0.47)%      8.50%        7.36%       7.27%
------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Bond IMMDEX(TM) Fund became the successor by merger to the Firstar Bond IMMDEX(TM) Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Bond IMMDEX(TM) Fund.

(2)Year to date performance for the fund and the index is for the period from 1/1/02 to 3/31/02.

(3)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities, in each case with maturities of not less than one year.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.30%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.28%
Total Annual Fund Operating Expenses                                                      0.58%
Waiver of Fund Expenses(2)                                                               (0.10)%
NET EXPENSES(2)                                                                           0.48%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.48%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $49
 3 years                                                                    $176
 5 years                                                                    $314
10 years                                                                    $716


                            2 FUND PROFILE - First American Bond IMMDEX(TM) Fund

FIRST AMERICAN BOND IMMDEX(TM) FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                            3 FUND PROFILE - First American Bond IMMDEX(TM) Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            MARCH 31, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- BOND FUNDS


                          FIXED INCOME FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES








                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN FIXED INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

o        mortgage- and asset-backed securities.

o        corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in fixed rate obligations. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


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          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
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                               1 FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

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FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

17.29%    3.46%   8.85%   8.93%   -2.76%   11.06%    8.10%
--------------------------------------------------------------------------------
 1995     1996    1997    1998     1999     2000     2001

Best Quarter:
Quarter ending      June 30, 1995     6.13%

Worst Quarter:
Quarter ending      March 31, 1996   (1.63)%

AVERAGE ANNUAL TOTAL RETURNS          Inception      Year                                  Since
AS OF 12/31/01                             Date   to Date(1)   One Year   Five Years   Inception
------------------------------------------------------------------------------------------------
Fixed Income Fund                        2/4/94      (0.22)%      8.10%        6.72%       6.39%
------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(2)                        0.09%       8.44%        7.43%       7.11%
------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the index is for the period from 1/1/02 to 3/31/02.

(2)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index is calculated from 2/28/94.

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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.28%
Total Annual Fund Operating Expenses                                                      0.78%
Waiver of Fund Expenses(2)                                                               (0.08)%
NET EXPENSES(2)                                                                           0.70%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.70%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

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EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

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 1 year                                                                      $71
 3 years                                                                    $241
 5 years                                                                    $425
10 years                                                                    $958


                               2 FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

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MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

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FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


                               3 FUND PROFILE - First American Fixed Income Fund